Condensed Financial Information (Parent Company) (Investment in Subsidiaries - Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Preferred Stock, Value, Issued		$ 0	$ 0
Common Stock, Value, Issued		12	12
Parent Company
Condensed Financial Statements, Captions [Line Items]
Non Cash Dividends From Subsidiaries		2,652	0	$ 81
Capital Contributions To Subsidiaries		1,733	667	1,262
Investment in subsidiaries		85,207	85,977
Preferred Stock, Value, Issued		0	0
Common Stock, Value, Issued		12	12
Returns of capital from subsidiaries		372	4,284	6,308
Capital contributions to subsidiaries		$ 157	4,120	6,388
Parent Company | Project Flag [Member]
Condensed Financial Statements, Captions [Line Items]
Returns of capital from subsidiaries				5,700
Capital contributions to subsidiaries				5,700
Parent Company | Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries				2,000
MetLife Insurance Company USA | Parent Company
Condensed Financial Statements, Captions [Line Items]
Capital Contributions To Subsidiaries	$ 1,500
Metlife Reinsurance Company of Vermont | Parent Company | Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries			50	350
MetLife Reinsurance Company of Delaware | Parent Company | Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries			45	$ 95
MetLife Reinsurance Company Of South Carolina | Parent Company | Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries			$ 25